As filed with the Securities and Exchange Commission on January 19, 2001
                                               Securities Act File No. 333-52208
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          Pre-Effective Amendment No.                        [ ]

                          Post-Effective Amendment No. 1                     [X]

                      PILGRIM GROWTH AND INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Name and Address of Agents for Service)

                                 With copies to:

        Jeffrey S. Puretz                          Steven R. Howard
             Dechert                    Paul, Weiss, Rifkind, Wharton & Garrison
      1775 Eye Street, N.W.                  1285 Avenue of the Americas
       Washington, DC 20006                       New York, NY 10019

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.
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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                      PILGRIM GROWTH AND INCOME FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Cover Page of Statement of Additional Information
*    Signature Page
*    Exhibit Index
*    Consent of Independent Auditor

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Pilgrim Growth and Income Fund, Inc. incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's
Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 19, 2000. This Post-Effective Amendment is being filed to add the consent of the auditor as an exhibit to Part C of the Registration Statement.

                                     PART B

                      PILGRIM GROWTH AND INCOME FUND, INC.

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                       Statement of Additional Information
                                January 18, 2001

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Acquisition of the Assets and                By and in Exchange for Shares of
Liabilities of ING Growth & Income Fund      Pilgrim Growth and Income Fund
(a series of ING Funds Trust)                (a series of Pilgrim Growth and
7337 East Doubletree Ranch Road              Income Fund, Inc.)
Scottsdale, Arizona  85258                   7337 East Doubletree Ranch Road
                                             Scottsdale, Arizona 85258

This Statement of Additional Information is available to the Shareholders of ING Growth & Income Fund in connection with a proposed transaction whereby all of the assets and liabilities of ING Growth & Income Fund, a series of ING Funds Trust, will be transferred to Pilgrim Growth and Income Fund, a series of Pilgrim Growth and Income Fund, Inc., in exchange for shares of Pilgrim Growth and Income Fund.

This Statement of Additional Information of Pilgrim Growth and Income Fund, Inc. consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim Growth and Income Fund, Inc., dated July 31, 2000, as filed on July 26, 2000 and ING Funds Trust, dated November 6, 2000, as filed on November 13, 2000, respectively.

2. The Financial Statements of Pilgrim Growth and Income Fund (formerly, the Lexington Growth and Income Fund) are included in the Annual Report of Lexington Growth and Income Fund, Inc. dated December 31, 1999, as filed on February 28, 2000.

3. The Financial Statements of Pilgrim Growth and Income Fund (formerly, the Lexington Growth and Income Fund) are included in the Semi-Annual Report of Lexington Growth and Income Fund, Inc. dated June 30, 2000, as filed on August 31, 2000.

4. The Financial Statements of ING Growth & Income Fund are included in the Annual Report of ING Funds Trust dated October 31, 2000, as filed on January 10, 2001.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated January 18, 2001 relating to the reorganization of ING Growth & Income Fund may be obtained, without charge, by writing to ING Pilgrim Investments, Inc. at 7337 East Doubletree Ranch Road, Scottsdale,
Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 19th day of January, 2001.

                                        PILGRIM GROWTH AND INCOME FUND, INC.

                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President
                                            & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                       Title                         Date
        ---------                       -----                         ----

                                Director and Chairman           January 19, 2001
---------------------------
John G. Turner*

                                Director and President          January 19, 2001
---------------------------     (Chief Executive Officer)
Robert W. Stallings*

                                Senior Vice President and       January 19, 2001
---------------------------     Principal Financial Officer
Michael J. Roland*

                                Director                        January 19, 2001
---------------------------
Robert B. Goode, Jr.*

                                Director                        January 19, 2001
---------------------------
Al Burton*

                                Director                        January 19, 2001
---------------------------
Jock Patton*

                                Director                        January 19, 2001
---------------------------
John R. Smith*

        Signature                       Title                         Date
        ---------                       -----                         ----

                                Director                        January 19, 2001
---------------------------
David W.C. Putnam*

                                Director                        January 19, 2001
---------------------------
Walter H. May*

                                Director                        January 19, 2001
---------------------------
Paul S. Doherty*

                                Director                        January 19, 2001
---------------------------
Alan L. Gosule*

                                Director                        January 19, 2001
---------------------------
David W. Wallace*


* By: /s/James M. Hennessy
      ---------------------------
      James M. Hennessy
         Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as part of Registrant's
   Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 19, 2000.

                                  EXHIBIT INDEX

(14) Consent of Auditor